Trade and Other Receivables - Summary of Movements on Provision for Bad and Doubtful Debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
At beginning of year	£ (51)	£ (69)
Exchange differences	2	2
Income statement movements	(4)	3
Utilised	13	9
Disposal of businesses	0	4
At end of year	£ (40)	£ (51)